Share-Based Payment - Schedule of Fair Value of Stock Options Granted on Grant Date is Measured Using the Binomial Model (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
May 14, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 14, 2015
Stock price (in Dollars per share)	$ 0.398485
Exercise price (in Dollars per share)	$ 0.178781
Expected price volatility	40.00%
Expected option life	9.38
Expected dividend (in Dollars) | $
Risk-free interest rate	2.231%
May 14, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 14, 2015
Stock price (in Dollars per share)	$ 0.398485
Exercise price (in Dollars per share)	$ 0.178781
Expected price volatility	40.00%
Expected option life	7.8
Expected dividend (in Dollars) | $
Risk-free interest rate	2.231%
April 14, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 14, 2016
Stock price (in Dollars per share)	$ 0.433422
Exercise price (in Dollars per share)	$ 0.178781
Expected price volatility	44.00%
Expected option life	10
Expected dividend (in Dollars) | $
Risk-free interest rate	1.793%
Fair value per unit (in Dollars per Share)	0.254803
April 14, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 14, 2016
Stock price (in Dollars per share)	$ 0.433422
Exercise price (in Dollars per share)	$ 0.178781
Expected price volatility	44.00%
Expected option life	8.79
Expected dividend (in Dollars) | $
Risk-free interest rate	1.793%
April 7, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 07, 2017
Stock price (in Dollars per share)	$ 0.278023
Exercise price (in Dollars per share)	$ 2.85603
Expected price volatility	42.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	2.383%
March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 11, 2019
Stock price (in Dollars per share)	$ 1.527248
Exercise price (in Dollars per share)	$ 4.42506
Expected price volatility	39.00%
Expected option life	8.26
Expected dividend (in Dollars) | $
Risk-free interest rate	2.64%
March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 11, 2019
Stock price (in Dollars per share)	$ 1.527248
Exercise price (in Dollars per share)	$ 4.42506
Expected price volatility	39.00%
Expected option life	8.93
Expected dividend (in Dollars) | $
Risk-free interest rate	2.64%
March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 11, 2019
Stock price (in Dollars per share)	$ 1.527248
Exercise price (in Dollars per share)	$ 4.42506
Expected price volatility	39.00%
Expected option life	8.12
Expected dividend (in Dollars) | $
Risk-free interest rate	2.64%
October 4, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 04, 2019
Stock price (in Dollars per share)	$ 2.039712
Exercise price (in Dollars per share)	$ 5.644122
Expected price volatility	39.00%
Expected option life	8.82
Expected dividend (in Dollars) | $
Risk-free interest rate	1.53%
January 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 09, 2020
Stock price (in Dollars per share)	$ 2.440746
Exercise price (in Dollars per share)	$ 4.42506
Expected price volatility	40.00%
Expected option life	7.28
Expected dividend (in Dollars) | $
Risk-free interest rate	1.856%
March 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 09, 2020
Stock price (in Dollars per share)	$ 2.380746
Exercise price (in Dollars per share)	$ 5.644122
Expected price volatility	40.00%
Expected option life	7.75
Expected dividend (in Dollars) | $
Risk-free interest rate	0.543%
April 27, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 27, 2020
Stock price (in Dollars per share)	$ 2.374787
Exercise price (in Dollars per share)	$ 5.644122
Expected price volatility	45.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	0.661%
July 31, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2020
Stock price (in Dollars per share)	$ 1.544843
Exercise price (in Dollars per share)	$ 6.716157
Expected price volatility	47.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	0.529%
November 2, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 02, 2020
Stock price (in Dollars per share)	$ 1.53845
Exercise price (in Dollars per share)	$ 5.644122
Expected price volatility	49.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	0.845%
May 3, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 03, 2021
Stock price (in Dollars per share)	$ 3.690966
Exercise price (in Dollars per share)	$ 6.716157
Expected price volatility	52.00%
Expected option life	7.88
Expected dividend (in Dollars) | $
Risk-free interest rate	1.60%
July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 01, 2021
Stock price (in Dollars per share)	$ 3.691545
Exercise price (in Dollars per share)	$ 7.093195
Expected price volatility	53.00%
Expected option life	8.84
Expected dividend (in Dollars) | $
Risk-free interest rate	1.459%
July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 01, 2021
Stock price (in Dollars per share)	$ 3.691545
Exercise price (in Dollars per share)	$ 7.093195
Expected price volatility	53.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	1.459%
July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 01, 2021
Stock price (in Dollars per share)	$ 3.691545
Exercise price (in Dollars per share)	$ 4.42506
Expected price volatility	53.00%
Expected option life	8.84
Expected dividend (in Dollars) | $
Risk-free interest rate	1.459%
September 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 01, 2021
Stock price (in Dollars per share)	$ 3.68546
Exercise price (in Dollars per share)	$ 7.093195
Expected price volatility	53.00%
Expected option life	9
Expected dividend (in Dollars) | $
Risk-free interest rate	1.295%
February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 10, 2022
Stock price (in Dollars per share)	$ 3.72404
Exercise price (in Dollars per share)	$ 4.42506
Expected price volatility	53.00%
Expected option life	9.48
Expected dividend (in Dollars) | $
Risk-free interest rate	2.032%
February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 10, 2022
Stock price (in Dollars per share)	$ 3.72404
Exercise price (in Dollars per share)	$ 7.093195
Expected price volatility	53.00%
Expected option life	8.84
Expected dividend (in Dollars) | $
Risk-free interest rate	2.032%
February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 10, 2022
Stock price (in Dollars per share)	$ 3.72404
Exercise price (in Dollars per share)	$ 7.093195
Expected price volatility	53.00%
Expected option life	8.2
Expected dividend (in Dollars) | $
Risk-free interest rate	2.032%
February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 10, 2022
Stock price (in Dollars per share)	$ 3.72404
Exercise price (in Dollars per share)	$ 7.093195
Expected price volatility	53.00%
Expected option life	9.4
Expected dividend (in Dollars) | $
Risk-free interest rate	2.032%
Fair value per unit (in Dollars per Share)	1.364308
June 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 10, 2022
Stock price (in Dollars per share)	$ 4.353938
Exercise price (in Dollars per share)	$ 4.42506
Expected price volatility	56.00%
Expected option life	10
Expected dividend (in Dollars) | $
Risk-free interest rate	3.158%
Fair value per unit (in Dollars per Share)	1.95821
June 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 10, 2022
Stock price (in Dollars per share)	$ 4.353938
Exercise price (in Dollars per share)	$ 1.136539
Expected price volatility	56.00%
Expected option life	10
Expected dividend (in Dollars) | $
Risk-free interest rate	3.158%
Fair value per unit (in Dollars per Share)	3.219189
June 21, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 21, 2022
Stock price (in Dollars per share)	$ 4.359318
Exercise price (in Dollars per share)	$ 2.85603
Expected price volatility	56.00%
Expected option life	10
Expected dividend (in Dollars) | $
Risk-free interest rate	3.278%
Fair value per unit (in Dollars per Share)	2.261495
May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2023
Stock price (in Dollars per share)	$ 6.953953
Exercise price (in Dollars per share)	$ 6.716157
Expected price volatility	57.00%
Expected option life	9.06
Expected dividend (in Dollars) | $
Risk-free interest rate	3.646%
May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2023
Stock price (in Dollars per share)	$ 6.953953
Exercise price (in Dollars per share)	$ 7.093195
Expected price volatility	57.00%
Expected option life	8.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.646%
May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 31, 2023
Stock price (in Dollars per share)	$ 6.953953
Exercise price (in Dollars per share)	$ 7.093195
Expected price volatility	57.00%
Expected option life	7.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.646%
July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2023
Stock price (in Dollars per share)	$ 6.937678
Exercise price (in Dollars per share)	$ 9.017264
Expected price volatility	57.00%
Expected option life	8.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.962%
July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2023
Stock price (in Dollars per share)	$ 6.937678
Exercise price (in Dollars per share)	$ 9.017264
Expected price volatility	57.00%
Expected option life	7.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.962%
July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 31, 2023
Stock price (in Dollars per share)	$ 6.937678
Exercise price (in Dollars per share)	$ 9.017264
Expected price volatility	57.00%
Expected option life	9.48
Expected dividend (in Dollars) | $
Risk-free interest rate	3.962%
August 21, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 21, 2023
Stock price (in Dollars per share)	$ 6.936774
Exercise price (in Dollars per share)	$ 10.850012
Expected price volatility	57.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	4.341%
January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2024
Stock price (in Dollars per share)	$ 6.942199
Exercise price (in Dollars per share)	$ 6.716157
Expected price volatility	44.00%
Expected option life	9.9
Expected dividend (in Dollars) | $
Risk-free interest rate	3.88%
January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2024
Stock price (in Dollars per share)	$ 6.942199
Exercise price (in Dollars per share)	$ 9.017264
Expected price volatility	44.00%
Expected option life	9.48
Expected dividend (in Dollars) | $
Risk-free interest rate	3.88%
January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 01, 2024
Stock price (in Dollars per share)	$ 6.942199
Exercise price (in Dollars per share)	$ 9.017264
Expected price volatility	44.00%
Expected option life	8.84
Expected dividend (in Dollars) | $
Risk-free interest rate	3.88%
September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 01, 2024
Stock price (in Dollars per share)	$ 8.339138
Exercise price (in Dollars per share)	$ 9.017264
Expected price volatility	46.00%
Expected option life	8.17
Expected dividend (in Dollars) | $
Risk-free interest rate	3.89%
September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 01, 2024
Stock price (in Dollars per share)	$ 8.339138
Exercise price (in Dollars per share)	$ 9.017264
Expected price volatility	46.00%
Expected option life	8.85
Expected dividend (in Dollars) | $
Risk-free interest rate	3.89%
November 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 20, 2024
Stock price (in Dollars per share)	$ 9.24421
Exercise price (in Dollars per share)	$ 10.850012
Expected price volatility	46.00%
Expected option life	7.84
Expected dividend (in Dollars) | $
Risk-free interest rate	4.405%
Bottom of range [member] | May 14, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.219903
Bottom of range [member] | May 14, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.23927
Bottom of range [member] | April 14, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.261368
Bottom of range [member] | April 7, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.01774
Bottom of range [member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.308339
Bottom of range [member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.308339
Bottom of range [member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.313692
Bottom of range [member] | October 4, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.390637
Bottom of range [member] | January 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.695884
Bottom of range [member] | March 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.526641
Bottom of range [member] | April 27, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.628577
Bottom of range [member] | July 31, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.281793
Bottom of range [member] | November 2, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.35768
Bottom of range [member] | May 3, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.3791
Bottom of range [member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.309208
Bottom of range [member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.344416
Bottom of range [member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.559373
Bottom of range [member] | September 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.29947
Bottom of range [member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.593044
Bottom of range [member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.3423
Bottom of range [member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.366306
Bottom of range [member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.323205
Bottom of range [member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.159614
Bottom of range [member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.326351
Bottom of range [member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	2.995363
Bottom of range [member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.111819
Bottom of range [member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	2.995842
Bottom of range [member] | August 21, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	2.850162
Bottom of range [member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	2.9502
Bottom of range [member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	2.620314
Bottom of range [member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	2.620314
Bottom of range [member] | September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.613199
Bottom of range [member] | September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.52204
Bottom of range [member] | November 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.990815
Top of range [member] | May 14, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.251747
Top of range [member] | May 14, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.265238
Top of range [member] | April 14, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.288538
Top of range [member] | April 7, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.019123
Top of range [member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.332037
Top of range [member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.330817
Top of range [member] | March 11, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.338457
Top of range [member] | October 4, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.421107
Top of range [member] | January 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.754076
Top of range [member] | March 9, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.570358
Top of range [member] | April 27, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.69063
Top of range [member] | July 31, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.305934
Top of range [member] | November 2, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	0.390248
Top of range [member] | May 3, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.564852
Top of range [member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.469824
Top of range [member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.542492
Top of range [member] | July 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.803787
Top of range [member] | September 1, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.385646
Top of range [member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.740893
Top of range [member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.513893
Top of range [member] | February 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	1.560024
Top of range [member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.915751
Top of range [member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.85632
Top of range [member] | May 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	4.079613
Top of range [member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.565558
Top of range [member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.783553
Top of range [member] | July 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.332192
Top of range [member] | August 21, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.520594
Top of range [member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	2.969314
Top of range [member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	2.843101
Top of range [member] | January 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	3.000489
Top of range [member] | September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	4.033646
Top of range [member] | September 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	4.059016
Top of range [member] | November 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per unit (in Dollars per Share)	4.657901